Investments - Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				$ (3,788,564)				$ (3,609,998)	$ (3,788,564)	$ (3,609,998)
Net income (loss)	$ (110,359)	$ (373,642)	$ (45,840)	(65,849)	$ (88,956)	$ (29,416)	$ (22,800)	(33,642)	(595,690)	(174,814)	$ 994,112
Dividends paid to noncontrolling interests									(8,825)	(8,755)
Common shares and 2025 Convertible Notes offering									368,253
Share-based compensation									10,035	16,472
Postretirement/pension liability adjustment									44,695	(11,801)
Other comprehensive income									(351)	332
Adoption of accounting standards												$ (112,162)
Ending Balance	(4,082,609)				(3,788,564)				(4,082,609)	(3,788,564)	(3,609,998)
Intelsat S.A. Shareholders' Deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(3,807,870)				(3,634,145)	(3,807,870)	(3,634,145)
Net income (loss)									(599,605)	(178,728)
Common shares and 2025 Convertible Notes offering									368,253
Share-based compensation									10,035	16,472	23,089
Postretirement/pension liability adjustment									44,695	(11,801)
Other comprehensive income									(351)	332	93
Adoption of accounting standards												$ (112,162)
Ending Balance	(4,097,005)				(3,807,870)				(4,097,005)	(3,807,870)	(3,634,145)
Noncontrolling Interest [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				$ 19,306				$ 24,147	19,306	24,147
Net income (loss)									3,915	3,914
Dividends paid to noncontrolling interests									(8,825)	(8,755)	(8,980)
Ending Balance	$ 14,396				$ 19,306				$ 14,396	$ 19,306	$ 24,147